Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties and their Relationships With the Group had Transaction

The table below sets forth the related parties and their relationships with the Group who had transaction with the Group for the six months ended June 30, 2025 and 2026:

Name	Relationship
Mr. Weidong Gu	Founder and chairman of the board of directors of the Company
Mr. Zhisheng Cheng	Vice president of the Company
Mr. Xingzhi Huang	Shareholder of the Company
Xinyu High-Tech Investment Co., Ltd.	Shareholder of the Company

Schedule of Amounts Due to Related Party	The amounts due to a related party are as follows:
	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Rental income received in advance:
Xinyu High-Tech Investment Co., Ltd.	$55	$3

Schedule of Transactions of Related Parties

The transactions of related parties are as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Guarantee provided for bank short-term borrowings
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch	$6,086	$6,386
Mr. Weidong Gu – Bank of China	9,793	-
Mr. Weidong Gu – Xinyu Rural Commercial Bank	4,197	-
Mr. Weidong Gu – Export-Import Bank of China Jiangxi Branch	6,086	-
Mr. Zhisheng Cheng – Bank of China	9,793	-
Mr. Zhisheng Cheng – Export-Import Bank of China Jiangxi Branch	6,086	-
Mr. Xingzhi Huang – Bank of China	9,793	-
Mr. Xingzhi Huang – Export-Import Bank of China Jiangxi Branch	6,086	-

Rental income:
Xinyu High-Tech Investment Co., Ltd.	$50	$53